PERSONNEL EXPENSES	12 Months Ended
Dec. 31, 2018
PERSONNEL EXPENSES
PERSONNEL EXPENSES

27.  PERSONNEL EXPENSES

The breakdown of personnel expenses is as follows:

	2016	2017	2018
Salaries and related benefits	7,122	7,821	8,077
Vacation pay, incentives and other benefits	4,219	3,339	3,292
Pension benefit cost (Note 31)	1,068	1,700	1,120
Net periodic post-employment health care benefit cost (Note 31)	163	276	335
LSA expense (Note 32)	237	255	161
Other employee benefit cost (Note 31)	82	62	113
Other post-employment benefit cost (Note 31)	48	42	32
Early retirement program	628	—	1
Others	45	34	47
Total	13,612	13,529	13,178

Refer to Note 33 for details of related party transactions.